Note 8 - Loss for the Year - Components of Loss for the Year (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Net foreign exchange (gains) / losses		$ (1,012)	$ 66	$ 3
Operating lease payments (see note 26)		3,207	2,992	3,461
Research and development costs (excluding amortization and depreciation)		26,201	22,668	16,198
Amortization of intangibles				12,027
Loss on disposal of property and equipment		432	82	56
Acquisition and exceptional costs (see note 29) (a)	[1]	16,238	5,245	47,192
Staff costs (see note 10)		58,638	38,830	45,588
Impairment loss recognized on trade receivables (see note 18)		686	495	585
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Amortization of intangibles		6,872	3,882	8,994
Technology-based intangible assets [member]
Statement Line Items [Line Items]
Amortization of intangibles		3,852	932	6,525
Capitalised development expenditure [member]
Statement Line Items [Line Items]
Amortization of intangibles		2,077	2,089	6,837
Tradenames, patents and trademarks [member]
Statement Line Items [Line Items]
Amortization of intangibles		1,140	896	1,016
Computer software [member]
Statement Line Items [Line Items]
Amortization of intangibles		619	673	657
Other intangible assets [member]
Statement Line Items [Line Items]
Amortization of intangibles		61
Property, plant and equipment owned [member]
Statement Line Items [Line Items]
Depreciation of property, plant and equipment		3,403	535	1,050
Property, plant and equipment leased [member]
Statement Line Items [Line Items]
Depreciation of property, plant and equipment		$ 822	$ 1,201	$ 1,122

[1]	Relating to year ended March 31, 2017, exceptional costs included $5.2 million from continuing operations and $3.9 million from discontinued operations.